Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Trade Receivables

The aging of trade receivables were as follows:

	Total	Current (≤ 30 days)	31-60 days	61-90 days	≥91 days
Trade receivables	7,037,942	5,767,145	625,375	238,034	407,388
As at December 31, 2023	7,037,942	5,767,145	625,375	238,034	407,388

Trade receivables	8,278,112	6,704,924	466,913	359,039	747,236
Loss allowance for expected credit loss	(62,425)	(445)	(240)	(433)	(61,307)
As at December 31, 2024	8,215,687	6,704,479	466,673	358,606	685,929

Schedule of Credit Risk for Trade Receivables

The exposure to credit risk for trade receivables at the reporting date by geographic region was as follows:

	Net carrying amount as at December 31,
	2024	2023
	USD	USD
Singapore	6,015,877	6,130,586
Malaysia	2,082,111	907,356
Others	117,699	-
Total	8,215,687	7,037,942

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities considered in the context of the Group’s liquidity risk management strategy. The amounts are gross and undiscounted and include contractual interest payments.

For the years ending December 31,	2025	2026	2027	2028	2029	Thereafter	Total	Imputed interests	Carrying amount as of December 31, 2024
	USD	USD	USD	USD	USD	USD	USD	USD	USD
Financial liabilities
Guaranteed Bank and financial institution loans	875,105	115,768	27,002	9,809	-	-	1,027,684	77,783	949,901
Trade and other payables	4,223,113	-	-	-	-	-	4,223,113	-	4,223,113
Lease obligation	316,699	296,081	297,296	320,691	106,898	116,138	1,453,803	241,217	1,212,586
Total contractual obligations	5,414,917	411,849	324,298	330,500	106,898	116,138	6,704,600	319,000	6,385,600

Schedule of Level 3 Fair Values for the Convertible Loan

The following table show the valuation techniques used in measuring Level 3 fair values for the convertible loan and warrant liabilities in the statement of financial position, as well as the significant unobservable inputs used.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs
Liability
Convertible loan	Discounted cash flows: The valuation model considers the present value of expected payments, discounted using a risk-adjusted discount rate.	The interest rate for the long-term borrowings without conversion right, which is 8.26% assessed by the management.	The interest rate will impact the cash flow for the following periods

Warrant Liabilities	Black-Scholes Model / Monte Carlo Simulation: The valuation model considers factors such as stock price, volatility, risk-free rate, and time to expiration to determine the fair value of the warrants.

- Expected stock price volatility, assessed at 58.86% and 116.79% based on peer Companies, historical trends and market conditions as of issuance date and December 31, 2024, respectively. - Risk-free interest rate of 4.787% and 4.220%, based on government bond yields as of issuance date and December 31, 2024, respectively.

- Expected life of the warrants, estimated at 3 years and 2.31 years as of issuance date and December 31, 2024, respectively.

Changes in stock price volatility, risk-free rate, or expected life will impact the fair value of warrant liabilities, leading to fluctuations in financial statements.